Business combinations - Narrative (Details) € in Millions, $ in Millions			1 Months Ended	10 Months Ended	12 Months Ended
	Feb. 23, 2024 EUR (€)	Feb. 23, 2024 USD ($)	Nov. 30, 2023	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill				€ 4,687	€ 4,687	€ 4,514
Profit (loss) of combined entity as if combination occurred at beginning of period					2,500
Acquisition-related costs					€ 14
Coca-Cola Beverages Philippines, Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture					60.00%
NCI percentage			60.00%
Coca-Cola Beverages Philippines, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 478
Goodwill	276
Right-of-use assets	8
Lease liabilities	11
Trade accounts receivable	75
Gross contractual amounts receivable for acquired receivables	84
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	9
Revenue of acquiree since acquisition date				1,700
Profit (loss) of acquiree since acquisition date				€ 85
Revenue of combined entity as if combination occurred at beginning of period					€ 20,700
Coca-Cola Beverages Philippines, Inc. | TCCC franchise intangible
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 440
Coca-Cola Europacific Partners Plc | Coca-Cola Beverages Philippines, Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture			100.00%
Aboitiz Equity Ventures Inc. (AEV) | Coca-Cola Beverages Philippines, Inc.
Disclosure of detailed information about business combination [line items]
NCI percentage			40.00%		40.00%
Aboitiz Equity Ventures Inc. and Coca-Cola Europacific Partners plc | Coca-Cola Beverages Philippines, Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Aboitiz Equity Ventures Inc. and Coca-Cola Europacific Partners plc | Coca-Cola Beverages Philippines, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration paid	€ 1,540	$ 1,680